UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period: December 1, 2018—May 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2019 Vanguard New York Tax-Exempt Funds

Vanguard New York Municipal Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

New York Municipal Money Market Fund	3

New York Long-Term Tax-Exempt Fund	23

Trustees Approve Advisory Arrangements	76

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2018	5/31/2019	Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,007.54	$0.80
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,069.10	$0.88
Admiral™ Shares	1,000.00	1,069.53	0.46
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.13	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

New York Municipal Money Market Fund

Distribution by Issuer

As of May 31, 2019

Tax-Exempt Securities	100.0%

New York Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
New York (100.3%)
	Albany NY Industrial Development Agency Civic Facility Revenue (CHF Holland Suites LLC Project) VRDO	1.440%	6/7/19	LOC	7,515	7,515
	Bellmore NY Union Free School District BAN	3.000%	6/28/19		11,965	11,975
1	BlackRock MuniYield New York Quality Fund, Inc. VRDP VRDO	1.540%	6/7/19	LOC	130,000	130,000
	Columbia County NY Capital Resource Corp. Civic Facility Revenue (Columbia Memorial Hospital Project) VRDO	1.450%	6/7/19	LOC	2,500	2,500
	Columbia County NY Industrial Development Agency Civic Facility Revenue (Columbia Memorial Hospital Project) VRDO	1.450%	6/7/19	LOC	3,570	3,570
	Connetquot NY Central School District of Islip GO	3.000%	6/27/19		15,600	15,612
2	Croton-Harmon NY Union Free School District BAN	2.500%	6/12/20		8,275	8,359
	Delaware Valley NY Industrial Development Authority Revenue (Delaware Valley Hospital) VRDO	1.450%	6/7/19	LOC	2,350	2,350
	East Irondequoit NY Central School District BAN	2.750%	6/28/19		6,500	6,503
	East Meadow NY Union Free School District BAN	3.000%	2/28/20		10,000	10,084
1	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project) TOB VRDO	1.440%	6/7/19		6,665	6,665
	Franklin County NY Civic Development Corp. Revenue VRDO	1.450%	6/7/19	LOC	4,800	4,800
	Geneva NY Industrial Development Agency Civic Facility Revenue (Colleges of the Seneca Project) VRDO	1.450%	6/7/19	LOC	15,290	15,290
	Goshen NY Central School District BAN	3.000%	12/6/19		20,087	20,178
	Hampton Bays NY Union Free School District BAN	3.000%	6/19/19		5,587	5,590
	Hampton Bays NY Union Free School District BAN	3.000%	6/20/19		6,200	6,203

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Hauppauge NY Union Free School District TAN	3.000%	6/21/19		12,200	12,207
	Herricks NY Union Free School District TAN	3.000%	6/21/19		3,000	3,002
	Huntington NY Union Free School District TAN	3.000%	6/21/19		16,000	16,009
	Irondequoit NY BAN	3.000%	4/17/20		11,250	11,375
	Islip Union Free School District TAN	3.000%	6/21/19		19,000	19,011
	Jefferson NY BAN	3.000%	11/1/19		6,500	6,524
	Kenmore-Tonawanda NY Union Free School District BAN	3.000%	6/13/19		12,373	12,378
2	Lancaster NY Central School District BAN	2.500%	6/12/20		22,400	22,627
	Lindenhurst NY Union Free School District BAN	2.750%	6/26/19		6,000	6,003
	Longwood NY Central School District Suffolk County GO	3.000%	6/21/19		10,000	10,007
	Mechanicville NY School District BAN	3.000%	6/21/19		11,660	11,668
	Metropolitan Transportation Authority NY Revenue VRDO	1.390%	6/7/19	LOC	11,568	11,568
	Metropolitan Transportation Authority NY Revenue VRDO	1.430%	6/7/19	LOC	8,300	8,300
	Middle Country Central NY School District At Centereach GO	3.000%	6/25/19		10,000	10,008
	Monroe County NY Industrial Development Agency Civic Facility Revenue (Nazareth College) VRDO	1.380%	6/7/19	LOC	6,630	6,630
1	Monroe County NY Industrial Development Corp. Revenue (University of Rochester) TOB VRDO	1.450%	6/7/19		4,350	4,350
1	Nassau County NY GO TOB VRDO	1.450%	6/7/19	LOC	6,000	6,000
	Nassau County NY Interim Finance Authority
	Sales Tax Revenue VRDO	1.300%	6/7/19		23,905	23,905
	Nassau County NY Interim Finance Authority VRDO	1.310%	6/7/19		27,155	27,155
	New Rochelle NY BAN	3.000%	2/26/20		15,531	15,663
	New Rochelle NY City School District BAN	3.000%	7/12/19		25,000	25,034
1	New York City Housing Development Corp. Revenue TOB VRDO	1.450%	6/7/19		7,500	7,500
	New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	1.390%	6/7/19	LOC	3,180	3,180
	New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	1.390%	6/7/19	LOC	21,475	21,475
1	New York City NY GO TOB PUT	1.550%	7/17/19		4,860	4,860
1	New York City NY GO TOB VRDO	2.200%	6/3/19	LOC	66,100	66,100
1	New York City NY GO TOB VRDO	1.450%	6/7/19	LOC	13,125	13,125
	New York City NY GO VRDO	2.260%	6/3/19	LOC	14,970	14,970
	New York City NY GO VRDO	1.370%	6/7/19		13,250	13,250
	New York City NY GO VRDO	1.370%	6/7/19		1,500	1,500
	New York City NY GO VRDO	1.390%	6/7/19	LOC	44,550	44,550
	New York City NY GO VRDO	1.390%	6/7/19	LOC	7,195	7,195
	New York City NY GO VRDO	1.400%	6/7/19	LOC	4,290	4,290
	New York City NY GO VRDO	1.420%	6/7/19	LOC	1,000	1,000
	New York City NY GO VRDO	1.430%	6/7/19	LOC	6,240	6,240
	New York City NY GO VRDO	1.450%	6/7/19	LOC	13,925	13,925
	New York City NY Health & Hospital Corp. Revenue (Health System) VRDO	1.450%	6/7/19	LOC	1,610	1,610

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street) VRDO	1.400%	6/7/19	LOC	15,895	15,895
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.450%	6/7/19		7,500	7,500
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.450%	6/7/19		7,500	7,500
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.450%	6/7/19		14,455	14,455
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.450%	6/7/19		3,800	3,800
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.470%	6/7/19		6,665	6,665
	New York City NY Housing Development Corp. Multi-Family Housing Revenue VRDO	1.330%	6/7/19		7,450	7,450
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (1405 Fifth Avenue Apartments) VRDO	1.410%	6/7/19	LOC	1,000	1,000
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (550 East 170th Street Apartments) VRDO	1.410%	6/7/19	LOC	1,000	1,000
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (941 Hoe Avenue Apartments) VRDO	1.420%	6/7/19	LOC	6,660	6,660
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Aldus Street Apartments) VRDO	1.420%	6/7/19	LOC	8,100	8,100
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Bruckner by the Bridge) VRDO	1.390%	6/7/19	LOC	6,860	6,860
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Elliot Chelsea Development) VRDO	1.400%	6/7/19	LOC	100	100
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Villa Avenue Apartments) VRDO	1.420%	6/7/19	LOC	5,990	5,990
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street Development) VRDO	1.420%	6/7/19	LOC	17,200	17,200
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street Development) VRDO	1.470%	6/7/19	LOC	15,100	15,100
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Atlantic Court Apartments) VRDO	1.450%	6/7/19	LOC	38,500	38,500
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Ocean Gate Development) VRDO	1.450%	6/7/19	LOC	8,445	8,445
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Rivereast Apartments) VRDO	1.420%	6/7/19	LOC	24,525	24,525
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Charter Properties) VRDO	1.400%	6/7/19	LOC	14,300	14,300

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Westport Development) VRDO	1.450%	6/7/19	LOC	18,200	18,200
	New York City NY Housing Development Corp. Revenue (Ogden Avenue Apartments) VRDO	1.460%	6/7/19	LOC	2,500	2,500
	New York City NY Housing Development Corp. Revenue PUT	1.625%	1/15/20		7,500	7,500
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue VRDO	1.420%	6/7/19		44,400	44,400
	New York City NY Housing Finance Agency Revenue (211 North End Avenue) VRDO	1.400%	6/7/19	LOC	6,100	6,100
	New York City NY Housing Finance Agency Revenue (Parkledge Apartments) VRDO	1.500%	6/7/19	LOC	25,485	25,485
	New York City NY Housing Finance Agency Revenue (Prospect Plaza) VRDO	1.430%	6/7/19	LOC	2,650	2,650
	New York City NY Industrial Development Agency Civic Facility Revenue (New York Congregational Nursing Center Project) VRDO	1.450%	6/7/19	LOC	1,645	1,645
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB PUT	1.450%	6/7/19	LOC	70,000	70,000
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.200%	6/3/19	LOC	18,000	18,000
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.200%	6/3/19	LOC	7,500	7,500
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.450%	6/7/19		7,400	7,400
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.450%	6/7/19		3,000	3,000
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.550%	7/18/19		5,120	5,120
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.260%	6/3/19		4,190	4,190
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.260%	6/3/19		4,225	4,225
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.400%	6/7/19		52,625	52,625
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.400%	6/7/19		17,650	17,650
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.450%	6/7/19		25,850	25,850
1	New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	1.450%	6/7/19		3,335	3,335
1	New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	1.450%	6/7/19		5,250	5,250

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.440%	6/7/19		5,915	5,915
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.440%	6/7/19		16,275	16,275
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.440%	6/7/19		680	680
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.440%	6/7/19		13,500	13,500
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.450%	6/7/19		5,000	5,000
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.450%	6/7/19		2,890	2,890
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.450%	6/7/19		6,300	6,300
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.450%	6/7/19		7,500	7,500
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.450%	6/7/19	LOC	11,800	11,800
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	2.250%	6/3/19		3,103	3,103
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	2.250%	6/3/19		10,240	10,240
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.390%	6/7/19	LOC	5,775	5,775
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.400%	6/7/19		300	300
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.420%	6/7/19	LOC	4,945	4,945
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.440%	6/7/19		18,100	18,100
	New York City NY Transitional Finance Authority Recovery Revenue VRDO	1.370%	6/7/19		11,445	11,445
	New York City NY Transitional Finance Authority Revenue VRDO	1.400%	6/7/19		11,900	11,900
3	New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History) PUT, SIFMA Municipal Swap Index Yield + 0.000%	1.420%	10/11/19		6,000	6,000
3	New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History) PUT, SIFMA Municipal Swap Index Yield + 0.000%	1.420%	1/6/20		13,000	13,000
	New York City NY Trust for Cultural Resources Revenue (The Metropolitan Museum of Art) VRDO	1.400%	6/7/19		22,590	22,590
	New York City NY Trust for Cultural Resources Revenue (The Metropolitan Museum of Art) VRDO	1.400%	6/7/19		30,200	30,200
1	New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society) TOB VRDO	1.450%	6/7/19		5,335	5,335
1	New York City Transitional Finance Authority Building Aid Revenue TOB VRDO	1.440%	6/7/19		4,000	4,000

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.440%	6/7/19		8,760	8,760
1	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.450%	6/7/19		6,000	6,000
	New York City Transitional Finance Authority Future Tax Secured Revenue VRDO	1.420%	6/7/19	LOC	19,950	19,950
	New York Housing Finance Authority (23rd Chelsea Associates LLC) VRDO	1.400%	6/7/19	LOC	26,000	26,000
1	New York Liberty Development Corp. Revenue (7 World Trade Center Project) TOB VRDO	1.570%	6/7/19		8,000	8,000
1	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project) TOB VRDO	1.450%	6/7/19		29,000	29,000
	New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	1.400%	6/7/19	LOC	10,100	10,100
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.450%	6/7/19		5,350	5,350
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.450%	6/7/19		3,330	3,330
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.450%	6/7/19		7,130	7,130
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	1.420%	6/7/19	LOC	45,525	45,525
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.440%	6/7/19		11,000	11,000
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.450%	6/7/19	LOC	35,000	35,000
	New York Metropolitan Transportation Authority Revenue VRDO	2.200%	6/3/19	LOC	9,040	9,040
	New York Metropolitan Transportation Authority Revenue VRDO	2.200%	6/3/19	LOC	5,045	5,045
	New York Metropolitan Transportation Authority Revenue VRDO	1.400%	6/7/19	LOC	6,390	6,390
	New York Metropolitan Transportation Authority Revenue VRDO	1.430%	6/7/19	LOC	9,620	9,620
	New York Metropolitan Transportation Authority Revenue VRDO	1.430%	6/7/19	LOC	19,211	19,211
1	New York NY GO TOB VRDO	1.450%	6/7/19	LOC	13,000	13,000
1	New York NY GO TOB VRDO	1.450%	6/7/19	LOC	5,000	5,000
1	New York NY GO TOB VRDO	1.450%	6/7/19		6,665	6,665
	New York State Dormitory Authority Revenue (Blythedale Children’s Hospital) VRDO	1.270%	6/7/19	LOC	20,285	20,285
	New York State Dormitory Authority Revenue (City University System) VRDO	1.370%	6/7/19	LOC	34,335	34,335
	New York State Dormitory Authority Revenue (Columbia University) CP	1.760%	6/3/19		8,000	8,000
1	New York State Dormitory Authority Revenue (Cornell University) TOB VRDO	1.450%	6/7/19		15,000	15,000
	New York State Dormitory Authority Revenue (Cornell University) VRDO	2.090%	6/3/19		24,700	24,700

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center) TOB VRDO	1.440%	6/7/19		7,860	7,860
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement) VRDO	1.420%	6/7/19	LOC	33,780	33,780
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement) VRDO	1.420%	6/7/19	LOC	4,750	4,750
1	New York State Dormitory Authority Revenue (New York University) TOB PUT	1.550%	8/22/19		4,400	4,400
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.450%	6/7/19		7,500	7,500
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.450%	6/7/19		5,000	5,000
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.450%	6/7/19		6,000	6,000
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.450%	6/7/19		4,000	4,000
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.450%	6/7/19		14,675	14,675
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.450%	6/7/19		6,250	6,250
	New York State Dormitory Authority Revenue (Rockefeller University) VRDO	1.400%	6/7/19		14,900	14,900
	New York State Dormitory Authority Revenue (Royal Charter Properties) VRDO	1.400%	6/7/19	LOC	14,150	14,150
	New York State Dormitory Authority Revenue (University of Rochester) VRDO	2.250%	6/3/19	LOC	1,500	1,500
1	New York State Dormitory Authority Revenue TOB VRDO	1.440%	6/7/19		7,500	7,500
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.440%	6/7/19		7,845	7,845
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.440%	6/7/19		12,100	12,100
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.440%	6/7/19		11,250	11,250
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.440%	6/7/19		23,000	23,000
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.450%	6/7/19		11,200	11,200
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.450%	6/7/19		3,365	3,365
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.450%	6/7/19		17,370	17,370
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.450%	6/7/19		7,500	7,500
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.450%	6/7/19		16,265	16,265
1	New York State Dormitory Authority TOB VRDO	1.440%	6/7/19		6,185	6,185
1	New York State Dormitory Authority TOB VRDO	1.450%	6/7/19		7,000	7,000

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Housing Finance Agency Affordable Housing Revenue PUT	1.700%	11/1/19		18,000	18,000
	New York State Housing Finance Agency Housing Revenue (10 Barclay Street) VRDO	1.400%	6/7/19	LOC	18,700	18,700
	New York State Housing Finance Agency Housing Revenue (100 Maiden Lane) VRDO	1.400%	6/7/19	LOC	20,800	20,800
	New York State Housing Finance Agency Housing Revenue (20 River Terrace Housing) VRDO	1.400%	6/7/19	LOC	3,300	3,300
	New York State Housing Finance Agency Housing Revenue (600 W 42nd Street) VRDO	1.380%	6/7/19	LOC	11,000	11,000
	New York State Housing Finance Agency Housing Revenue (600 W 42nd Street) VRDO	1.450%	6/7/19	LOC	15,000	15,000
	New York State Housing Finance Agency Housing Revenue (8 East 102nd Street) VRDO	1.350%	6/7/19	LOC	16,100	16,100
	New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	1.390%	6/7/19	LOC	19,805	19,805
	New York State Housing Finance Agency Housing Revenue (Dock Street Rental LLC) VRDO	1.400%	6/7/19	LOC	3,100	3,100
	New York State Housing Finance Agency Housing Revenue (Dock Street) VRDO	1.400%	6/7/19	LOC	17,155	17,155
	New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	1.400%	6/7/19	LOC	19,800	19,800
	New York State Housing Finance Agency Housing Revenue (West 23rd Street) VRDO	1.400%	6/7/19	LOC	8,900	8,900
	New York State Housing Finance Agency Housing Revenue (West Haverstraw Preservation LP) VRDO	1.530%	6/7/19	LOC	6,700	6,700
	New York State Housing Finance Agency Revenue (1500 Lexington Associates LLC) VRDO	1.450%	6/7/19	LOC	18,000	18,000
	New York State Housing Finance Agency Revenue (Clinton Park) VRDO	1.410%	6/7/19	LOC	8,505	8,505
	New York State Housing Finance Agency Revenue (Helena Housing) VRDO	1.450%	6/7/19	LOC	14,500	14,500
	New York State Housing Finance Agency Revenue (Overlook Apartments) VRDO	1.390%	6/7/19	LOC	4,500	4,500
	New York State Housing Finance Agency Revenue (Sea Park West LP) VRDO	1.440%	6/7/19	LOC	14,100	14,100
	New York State Housing Finance Agency Revenue (Tower 31) VRDO	1.430%	6/7/19	LOC	63,000	63,000
1	New York State Housing Finance Agency TOB VRDO	1.440%	6/7/19		6,665	6,665
	New York State Housing Financing Agency Revenue (Tribeca Park Housing) VRDO	1.390%	6/7/19	LOC	45,000	45,000
	New York State Local Government Assistance Corp. Revenue VRDO	1.400%	6/7/19		1,725	1,725
	New York State Local Government Assistance Corp. Revenue VRDO	1.400%	6/7/19		20,750	20,750

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Local Government Assistance Corp. Revenue VRDO	1.400%	6/7/19		59,030	59,030
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	2.270%	6/3/19		7,750	7,750
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	2.280%	6/3/19		9,745	9,745
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.400%	6/7/19		2,500	2,500
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.410%	6/7/19		48,900	48,900
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.450%	6/7/19		15,000	15,000
	New York State Power Authority Revenue CP	1.830%	6/18/19		29,944	29,944
	New York State Power Authority Revenue CP	1.400%	7/16/19		55,592	55,592
	New York State Power Authority Revenue CP	1.670%	8/5/19		23,429	23,429
	New York State Power Authority Revenue CP	1.430%	8/7/19		10,000	10,000
1	New York State Power Authority Revenue TOB VRDO	1.440%	6/7/19	(13)(1)	6,835	6,835
1	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund) TOB VRDO	1.440%	6/7/19		5,170	5,170
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.440%	6/7/19		1,760	1,760
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.450%	6/7/19		5,850	5,850
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.450%	6/7/19		10,300	10,300
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.450%	6/7/19		3,750	3,750
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.400%	6/7/19	LOC	32,430	32,430
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.400%	6/7/19	LOC	10,215	10,215
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.410%	6/7/19		9,650	9,650
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.410%	6/7/19		27,550	27,550
1	New York State Urban Development Corp. Revenue TOB VRDO	1.450%	6/7/19		9,000	9,000
1	New York State Urban Development Corp. Revenue TOB VRDO	1.470%	6/7/19		1,440	1,440
1	New York State Urban Development Corp. TOB VRDO	1.440%	6/7/19		6,890	6,890
1	New York State Urban Development Corp. TOB VRDO	1.450%	6/7/19		3,750	3,750
	Niagara NY Area Development Corp. Revenue (Niagara Falls Memorial Medical Center) VRDO	1.420%	6/7/19	LOC	3,845	3,845
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.460%	6/7/19	LOC	27,500	27,500
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.480%	6/7/19	LOC	46,200	46,200
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.480%	6/7/19	LOC	22,000	22,000

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.480%	6/7/19	LOC	20,000	20,000
1	Nuveen New York Quality Municipal Fund VRDP VRDO	1.530%	6/7/19	LOC	34,800	34,800
	Nyack NY Union Free School District BAN	2.750%	6/21/19		9,485	9,490
	Onondaga County NY Industrial Development Agency Civic Facility Revenue (Syracuse Home Association Project) VRDO	1.450%	6/7/19	LOC	4,130	4,130
	Onondaga County NY Industrial Development Agency Civic Facility Revenue (Syracuse University Project) VRDO	1.370%	6/7/19	LOC	6,465	6,465
	Port Authority of New York & New Jersey Revenue CP	1.950%	7/10/19		10,935	10,935
	Port Authority of New York & New Jersey Revenue CP	2.100%	7/17/19		4,115	4,115
	Port Authority of New York & New Jersey Revenue CP	1.950%	7/24/19		13,795	13,795
	Port Authority of New York & New Jersey Revenue CP	1.720%	8/1/19		17, 370	17,370
	Port Authority of New York & New Jersey Revenue CP	1.620%	8/14/19		11,780	11,780
	Port Authority of New York & New Jersey Revenue CP	1.400%	8/21/19		7,010	7,010
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.450%	6/7/19		8,500	8,500
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.490%	6/7/19		2,260	2,260
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.500%	6/7/19		6,500	6,500
1	Port Authority of New York & New Jersey TOB VRDO	1.490%	6/7/19		2,790	2,790
1	Regional Transportation Authority IL TOB VRDO	1.450%	6/7/19		7,500	7,500
	Riverhead NY Central School District TAN	3.500%	6/27/19		5,000	5,005
	Rockville Centre Union Free School District GO	3.000%	6/25/19		12,500	12,510
	Sag Harbor NY Union Free School District TAN	3.000%	6/25/19		7,000	7,005
	Shenendehowa NY Central School District BAN	3.000%	6/26/19		11,200	11,210
	Smithtown NY Central School District TAN	3.000%	6/28/19		50,000	50,038
	South Country NY Central School District at Brookhaven TAN	3.000%	6/27/19		20,000	20,014
	Southampton NY Union Free School District TAN	2.750%	6/26/19		6,000	6,003
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels) VRDO	2.200%	6/3/19	LOC	10,825	10,825
1	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	1.440%	6/7/19		9,780	9,780
1	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	1.450%	6/7/19		3,750	3,750
1	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	1.450%	6/7/19		4,195	4,195

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	2.180%	6/3/19	LOC	2,495	2,495
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	2.200%	6/3/19	LOC	13,750	13,750
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	2.240%	6/3/19	LOC	11,930	11,930
1	Triborough Bridge & Tunnel Authority TOB VRDO	1.440%	6/7/19		14,000	14,000
	Union Endicott NY Central School District BAN	2.500%	6/28/19		5,300	5,303
1	Utility Debt Securitization Authority New York Revenue TOB VRDO	1.440%	6/7/19		6,750	6,750
1	Utility Debt Securitization Authority New York Revenue TOB VRDO	1.440%	6/7/19		5,250	5,250
1	Utility Debt Securitization Authority New York Revenue TOB VRDO	1.450%	6/7/19		1,000	1,000
	Vestal NY BAN	2.500%	5/8/20		10,211	10,284
	Wappingers NY Central School District BAN	3.250%	8/14/19		17,556	17,599
	Washingtonville NY Central School District BAN	2.750%	6/26/19		10,300	10,307
	West Babylon NY Union Free School District TAN	3.000%	6/21/19		7,500	7,504
	West Hempstead NY Union Free School District BAN	2.750%	6/14/19		5,000	5,001
	Westbury NY Union Free School District GO	2.500%	4/29/20		9,500	9,570
	Williamsville Central School District BAN	3.000%	6/12/19		6,805	6,807
Total Tax-Exempt Municipal Bonds (Cost $3,465,087)						3,465,087

Amount
($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard	166
Receivables for Investment Securities Sold	545
Receivables for Accrued Income	14,011
Receivables for Capital Shares Issued	6,248
Other Assets	4,421
Total Other Assets	25,391
Liabilities
Payables for Investment Securities Purchased	(30,986)
Payables for Capital Shares Redeemed	(3,673)
Payables for Distributions	(297)
Payables to Vanguard	(273)
Total Liabilities	(35,229)
Net Assets (100%)
Applicable to 3,454,977,907 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,455,249
Net Asset Value Per Share	$1.00

New York Municipal Money Market Fund

At May 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	3,455,177
Total Distributable Earnings (Loss)	72
Net Assets	3,455,249

•    See Note A in Notes to Financial Statements.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $1,119,105,000, representing 32.4% of net assets.

2   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019.

3   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Interest	27,979
Total Income	27,979
Expenses
The Vanguard Group—Note B
Investment Advisory Services	486
Management and Administrative	1,968
Marketing and Distribution	222
Custodian Fees	6
Shareholders’ Reports	9
Trustees’ Fees and Expenses	1
Total Expenses	2,692
Expenses Paid Indirectly	(5)
Net Expenses	2,687
Net Investment Income	25,292
Realized Net Gain (Loss) on Investment Securities Sold	86
Net Increase (Decrease) in Net Assets Resulting from Operations	25,378

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,292	35,653
Realized Net Gain (Loss)	86	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,378	35,652
Distributions
Net Investment Income	(25,302)	(35,651)
Realized Capital Gain	—	—
Total Distributions	(25,302)	(35,651)
Capital Share Transactions (at $1.00 per share)
Issued	1,334,472	2,342,201
Issued in Lieu of Cash Distributions	23,550	33,556
Redeemed	(1,116,901)	(1,585,680)
Net Increase (Decrease) from Capital Share Transactions	241,121	790,077
Total Increase (Decrease)	241,197	790,078
Net Assets
Beginning of Period	3,214,052	2,423,974
End of Period	3,455,249	3,214,052

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	May 31,			Year Ended November 30,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.008[1]	.012[1]	.007[1]	.003	.0001	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.008	.012	.007	.003	.0001	.0001
Distributions
Dividends from Net Investment Income	(.008)	(.012)	(.007)	(.003)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.012)	(.007)	(.003)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.75%	1.24%	0.67%	0.26%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,455	$3,214	$2,424	$2,059	$2,190	$2,292
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.13%[3]	0.06%[3]	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	1.51%	1.24%	0.67%	0.25%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, and 0.16% for 2014. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Notes to Financial Statements

Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

New York Municipal Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $166,000, representing 0.00% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of 0.00% of average net assets).

D.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E.           As of May 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	3,465,087
Gross Unrealized Appreciation	3
Gross Unrealized Depreciation	(3)
Net Unrealized Appreciation (Depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses totaling $7,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

New York Municipal Money Market Fund

F.            The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2019, such purchases and sales were $182,115,000 and $241,280,000, respectively.

G.          Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2019

Under 1 Year	5.1%
1 - 3 Years	2.9
3 - 5 Years	1.1
5 - 10 Years	9.0
10 - 20 Years	47.1
20 - 30 Years	30.4
Over 30 Years	4.4

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
New York (99.2%)
	Albany NY Capital Resource Corp. Revenue (St. Peter’s Hospital)	6.000%	11/15/20	(Prere.)	325	346
	Albany NY Capital Resource Corp. Revenue (St. Peter’s Hospital)	6.125%	11/15/20	(Prere.)	150	160
	Amherst NY Development Corp. Revenue (Daemen College Project)	5.000%	10/1/43		975	1,095
	Amherst NY Development Corp. Revenue (Daemen College Project)	5.000%	10/1/48		800	895
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/20	(Prere.)	2,500	2,621
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/20	(Prere.)	3,800	3,984
1	Battery Park City Authority New York Revenue TOB VRDO	2.280%	6/3/19	LOC	16,990	16,990
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.250%	1/15/20	(Prere.)	5,475	5,642
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20	(Prere.)	19,390	19,997
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/31		10,890	7,383
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/32		1,745	1,139
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/33		2,210	1,388
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/35		1,750	1,013
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/45		3,050	1,153
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/46		450	163
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/22		1,250	1,368
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/24		1,800	2,047
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/25		1,655	1,918
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/26		3,000	3,534
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/30		7,990	9,363

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/42		12,500	14,178
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/24		1,395	1,559
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/25		2,015	2,390
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/25		1,590	1,801
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/37		4,515	4,876
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/40		5,270	5,994
Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.000%	7/1/30		1,155	1,350
Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.250%	7/1/35		2,200	2,562
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/47		3,000	3,483
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/24		500	587
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/25		510	615
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/26		1,000	1,192
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/28		2,010	2,381
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/29		500	589
Buffalo NY Municipal Water Finance Authority Revenue	3.000%	7/1/35	(4)	400	404
Buffalo NY Municipal Water Finance Authority Revenue	3.000%	7/1/36	(4)	400	403
Buffalo NY Municipal Water Finance Authority Revenue	3.000%	7/1/37	(4)	465	468
Copiague NY Union Free School District GO	3.000%	2/15/33		1,005	1,030
Dobbs Ferry NY Local Development Corp. Revenue (Mercy College Project)	5.000%	7/1/39		2,715	3,044
Dobbs Ferry NY Local Development Corp. Revenue (Mercy College Project)	5.000%	7/1/44		2,510	2,800
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/25		500	587
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/26		300	358
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/27		700	833
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/28		950	1,126

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	591
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/29	250	308
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	447
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/30	220	269
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	671
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	279
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/32	450	541
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	232
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	450	539
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/36	170	195
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/41	415	471
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/46	300	340
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,799
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	2,000	2,390
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29	1,595	1,903
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	729
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,209
Dutchess County NY Local Development Corp. Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,417
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/33	1,105	1,331

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/34		1,345	1,617
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/35		1,200	1,439
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/37		1,000	1,191
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/42		7,240	8,566
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	4.000%	7/1/46		5,500	5,948
Erie County NY Fiscal Stability Authority Revenue	4.000%	9/1/31		1,000	1,141
Erie County NY Fiscal Stability Authority Revenue	4.000%	9/1/33		600	678
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/39		1,010	1,213
Erie County NY GO	5.000%	4/1/25		560	612
Haverstraw-Stony Point NY Central School District GO	3.000%	10/15/29		2,250	2,408
Haverstraw-Stony Point NY Central School District GO	3.000%	10/15/30		2,000	2,114
Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/31	(4)	1,100	1,251
Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/33	(4)	300	340
Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/36	(4)	1,000	1,129
Hempstead NY GO	4.000%	4/1/29	(4)	6,000	6,825
Hempstead NY Local Development Corp. Revenue (Adelphi University)	5.000%	9/1/43		5,000	5,542
Hempstead NY Local Development Corp. Revenue (Hofstra University)	5.000%	7/1/22		2,130	2,275
Hempstead NY Local Development Corp. Revenue (Hofstra University)	5.000%	7/1/41		2,815	2,987
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/27		1,740	2,103
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/29		2,170	2,454
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/30		670	795
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/32		370	433
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/34		1,800	1,992
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/38		870	1,015
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/38		480	552
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39		1,645	1,805
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/43		1,025	1,187
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/44		1,670	1,825

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/48		1,100	1,270
Hudson Yards Infrastructure Corp.New York Revenue	5.250%	2/15/21	(Prere.)	350	373
Hudson Yards Infrastructure Corp.New York Revenue	5.750%	2/15/21	(Prere.)	17,665	18,977
Hudson Yards Infrastructure Corp.New York Revenue	5.000%	2/15/31		5,000	6,159
Hudson Yards Infrastructure Corp.New York Revenue	5.000%	2/15/32		2,500	3,062
Hudson Yards Infrastructure Corp.New York Revenue	5.000%	2/15/33		2,000	2,438
Hudson Yards Infrastructure Corp.New York Revenue	5.000%	2/15/34		14,000	16,979
Hudson Yards Infrastructure Corp.New York Revenue	5.000%	2/15/36		5,200	6,245
Hudson Yards Infrastructure Corp.New York Revenue	5.000%	2/15/37		3,600	4,304
Hudson Yards Infrastructure Corp.New York Revenue	5.000%	2/15/38		3,000	3,576
Hudson Yards Infrastructure Corp.New York Revenue	5.000%	2/15/39		4,500	5,348
Hudson Yards Infrastructure Corp.New York Revenue	5.000%	2/15/42		17,750	20,980
Hudson Yards Infrastructure Corp.New York Revenue	4.000%	2/15/44		11,000	11,934
Hudson Yards Infrastructure Corp.New York Revenue	5.000%	2/15/45		9,500	11,200
Hudson Yards Infrastructure Corp.New York Revenue	5.250%	2/15/47		7,575	8,024
Hudson Yards Infrastructure Corp.New York Revenue	5.750%	2/15/47		10,860	11,593
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/24	(4)	19,830	17,946
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/25		1,500	1,667
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		3,400	3,774
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		1,000	1,204
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		510	629
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/27	(4)	15,905	13,292
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/27		865	1,088
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/28		1,010	1,208
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		1,000	1,246
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		1,550	1,713
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30		1,010	1,249

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33		750	914
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34		1,000	1,213
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34		4,500	5,142
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		1,500	1,812
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		2,400	2,951
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		6,000	6,842
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36		2,285	2,799
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36		2,000	2,366
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		2,150	2,622
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		7,625	8,344
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38		2,150	2,615
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39		5,500	6,226
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/41		2,500	2,926
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/42		7,500	8,917
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44		17,550	19,782
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/47		4,000	4,731
Madison County NY Capital Resource Corp. Revenue (Colgate University Project)	5.000%	7/1/40		1,495	1,721
Madison County NY Capital Resource Corp. Revenue (Colgate University Project)	5.000%	7/1/43		6,000	6,891
Metropolitan Transportation Authority NY BANS	5.000%	5/15/22		7,000	7,678
Metropolitan Transportation Authority NY Revenue	5.250%	11/15/24	(2)	10,000	11,865
Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41		155	168
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/44	(4)	10,000	11,958
Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/24		17,500	20,418
Metropolitan Transportation Authority NY Revenue VRDO	1.430%	6/7/19	LOC	4,080	4,080
Metropolitan Transportation Authority Revenue	0.000%	11/15/33		500	333
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/23		1,710	1,716
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.750%	8/15/30		3,500	3,754

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.750%	8/15/35		3,000	3,218
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/40		3,700	3,934
Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	5.000%	10/1/22		340	374
Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	5.000%	10/1/23		470	528
Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	5.000%	10/1/32		600	706
Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	4.000%	10/1/47		1,300	1,362
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/27		1,550	1,871
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/29		1,000	1,198
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/34		1,100	1,287
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/35		1,055	1,232
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/36		1,100	1,280
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37		2,600	2,817
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42		5,635	6,070
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46		5,000	5,714
Monroe County NY Industrial Development Corp. Revenue (St. John Fisher College Project)	5.500%	6/1/39		1,500	1,737
Monroe County NY Industrial Development Corp. Revenue (St. John Fisher College Project)	5.000%	6/1/44		2,500	2,789
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23	(Prere.)	4,880	5,601
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/29		1,250	1,489
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/31		2,000	2,482
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/31		1,000	1,174
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/32		1,780	2,003

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/32		1,285	1,446
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/32		1,640	1,916
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/33		1,650	1,849
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/33		1,400	1,628
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/36		1,000	1,106
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/36		900	996
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/36		1,000	1,206
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37		1,000	1,150
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/39		1,500	1,613
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/43		5,000	5,445
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/45		4,030	4,604
Mount Vernon NY School District GO	4.000%	12/1/32		2,480	2,786
Mount Vernon NY School District GO	4.000%	12/1/33		2,370	2,658
Nassau County NY GO	5.000%	7/1/31	(4)	4,585	5,729
Nassau County NY GO	5.000%	4/1/34		5,740	6,495
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/22		2,225	2,435
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/27		7,765	8,444
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/31		2,000	2,164
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/37		1,000	1,073
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/27		4,000	4,357
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/32		1,535	1,655

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/37	8,245	8,827
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/42	3,025	3,222
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/23	700	786
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/24	500	575
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,610
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,704
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,920
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,772
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,968
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,116
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/34	2,170	2,401
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/22	270	292
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/25	325	374
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/26	335	385
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/27	425	487
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/28	375	429
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,281
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,122
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,390
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/45	2,030	2,254
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	750	869
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,577

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,523
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,138
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/20	1,775	1,830
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/21	1,875	1,981
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,252
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,128
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,514
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,046
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/27	200	233
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/28	270	312
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/29	225	260
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/30	310	357
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/32	660	759
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/33	660	757
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/34	580	665
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/38	1,000	1,137
New York City NY Build NYC Resource Corp. Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,158
New York City NY Build NYC Resource Corp. Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,120	1,188
New York City NY Educational Construction Fund	5.000%	4/1/36	3,100	3,799
New York City NY Educational Construction Fund	5.000%	4/1/37	2,850	3,480
New York City NY GO	5.000%	8/1/25	9,300	11,246
New York City NY GO	5.000%	8/1/26	3,140	3,826
New York City NY GO	5.000%	8/1/27	4,560	5,344
New York City NY GO	5.000%	8/1/28	3,710	4,043
New York City NY GO	5.000%	8/1/28	3,000	3,590
New York City NY GO	5.000%	8/1/28	2,320	2,942
New York City NY GO	5.000%	8/1/29	8,515	10,276
New York City NY GO	5.000%	8/1/29	5,070	6,192
New York City NY GO	5.000%	8/1/29	5,010	5,901
New York City NY GO	5.000%	8/1/29	5,195	6,545
New York City NY GO	5.000%	8/1/30	5,050	6,131
New York City NY GO	5.000%	8/1/30	2,335	2,676
New York City NY GO	5.000%	8/1/30	3,000	3,567
New York City NY GO	5.000%	8/1/30	4,000	5,004
New York City NY GO	5.000%	8/1/30	6,220	7,038

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY GO	5.000%	8/1/30		4,720	5,730
New York City NY GO	5.000%	3/1/31		6,000	6,720
New York City NY GO	4.000%	8/1/31		2,775	3,140
New York City NY GO	5.000%	8/1/31		8,550	10,208
New York City NY GO	5.000%	8/1/31		1,500	1,655
New York City NY GO	5.000%	8/1/31		2,000	2,320
New York City NY GO	5.000%	8/1/31		1,440	1,791
New York City NY GO	5.000%	8/1/31		7,810	9,621
New York City NY GO	5.000%	8/1/31		3,000	3,220
New York City NY GO	5.000%	12/1/31		1,770	2,151
New York City NY GO	5.000%	3/1/32		5,000	5,585
New York City NY GO	4.000%	8/1/32		1,935	2,181
New York City NY GO	5.000%	8/1/32		1,250	1,579
New York City NY GO	5.000%	8/1/32		3,735	4,624
New York City NY GO	5.000%	8/1/32		8,770	10,226
New York City NY GO	5.000%	8/1/32		2,985	3,206
New York City NY GO	5.000%	3/1/33		7,500	8,372
New York City NY GO	5.000%	8/1/33		2,875	3,417
New York City NY GO	5.000%	8/1/33		1,000	1,258
New York City NY GO	5.000%	8/1/33		1,145	1,376
New York City NY GO	5.000%	8/1/33		1,010	1,140
New York City NY GO	5.000%	10/1/33		6,500	7,188
New York City NY GO	4.000%	8/1/34		4,535	5,135
New York City NY GO	5.000%	8/1/34		2,000	2,502
New York City NY GO	5.000%	8/1/34		2,260	2,827
New York City NY GO	5.000%	10/1/34		2,000	2,216
New York City NY GO	5.000%	12/1/34		5,000	6,227
New York City NY GO	5.000%	8/1/35		3,500	3,751
New York City NY GO	5.000%	10/1/35		1,945	2,361
New York City NY GO	5.000%	12/1/35		2,500	3,001
New York City NY GO	5.000%	6/1/36		910	1,058
New York City NY GO	4.000%	8/1/36		2,500	2,768
New York City NY GO	5.000%	10/1/36		5,000	6,046
New York City NY GO	5.000%	10/1/36		3,000	3,232
New York City NY GO	5.000%	3/1/37		7,500	9,114
New York City NY GO	5.000%	3/1/37		6,790	7,549
New York City NY GO	5.000%	8/1/37		4,000	4,747
New York City NY GO	5.000%	3/1/38		7,500	9,082
New York City NY GO	5.000%	4/1/38		1,000	1,212
New York City NY GO	5.000%	8/1/38		10,000	11,842
New York City NY GO	5.000%	10/1/38		6,500	7,806
New York City NY GO	5.000%	10/1/39		8,910	10,669
New York City NY GO	4.000%	10/1/41		6,000	6,611
New York City NY GO	4.000%	12/1/41		1,215	1,354
New York City NY GO	5.000%	12/1/41		8,000	9,477
New York City NY GO	4.000%	3/1/42		7,000	7,734
New York City NY GO	4.000%	12/1/42		3,835	4,265
New York City NY GO	5.000%	4/1/43		5,000	5,998
New York City NY GO	4.000%	12/1/43		2,415	2,684
New York City NY GO	4.000%	12/1/43		1,835	2,002
New York City NY GO	5.000%	3/1/44		5,000	5,986
New York City NY GO	5.000%	4/1/45		5,000	5,990
New York City NY GO VRDO	1.350%	6/7/19	LOC	2,000	2,000
New York City NY GO VRDO	1.400%	6/7/19		1,800	1,800
New York City NY GO VRDO	1.420%	6/7/19	LOC	17,200	17,200

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY GO VRDO	1.430%	6/7/19	LOC	2,425	2,425
New York City NY Housing Development Corp. Capital Fund Grant Program Revenue (New York City Housing Authority Program)	5.000%	7/1/23		1,000	1,127
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28		2,700	3,050
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29		3,035	3,417
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30		2,605	2,927
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/30		3,000	3,171
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.600%	11/1/33		4,000	4,223
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/15/34		5,000	5,213
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.550%	11/1/35		3,000	3,130
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.750%	11/1/40		3,000	3,099
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	11/1/42		2,600	2,680
New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.250%	11/1/43		7,000	7,511
New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	11/1/53		15,000	15,744
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.800%	5/1/28		2,025	2,116
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.850%	11/1/28		3,195	3,341
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.900%	5/1/29		3,480	3,623
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.950%	11/1/29		1,670	1,739
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.100%	5/1/30		1,300	1,362
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.125%	11/1/30		2,000	2,092
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.150%	5/1/31		1,325	1,385
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.400%	11/1/39		3,000	3,092
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.800%	11/1/39		1,855	1,951

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.900%	11/1/48		4,000	4,180
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.650%	11/1/49		3,550	3,663
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.950%	11/1/49		3,500	3,681
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.750%	11/1/54		3,225	3,338
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		7,000	7,311
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		5,000	5,222
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48		5,000	5,138
New York City NY Housing Development Corp. Revenue	5.000%	7/1/25		4,220	4,771
New York City NY Housing Development Corp. Revenue	5.250%	7/1/30		15,000	16,853
New York City NY Industrial Development Agency Civic Facility Revenue (United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc.)	5.000%	7/1/34		4,865	5,271
New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	6.125%	1/1/29	(12)	1,750	1,756
New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	6.375%	1/1/39	(12)	4,000	4,014
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/34	(12)	5,285	3,420
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/35	(12)	4,305	2,676
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49	(12)	14,550	14,620
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	0.000%	6/15/21		4,490	4,351
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	15,385	16,532
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	10,010	10,756
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28		2,545	3,055
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		3,000	3,590
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		7,385	7,908

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	6,125	6,904
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	3,000	3,569
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,253
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	3,000	3,559
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	10,035	11,517
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	3,000	3,549
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	7,500	9,070
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/37	11,150	12,381
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37	4,965	5,787
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,914
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37	10,000	12,047
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	11,933
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/39	5,025	5,546
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	11,602
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	6,915	8,023
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,702
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	10,000	12,124
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/41	5,000	5,594
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,144
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	8,545	9,705
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	14,405	16,591
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	27,262
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	15,000	17,819
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,453
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	10,500	12,381
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/48	4,805	5,696
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49	7,000	7,684

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/49	6,000	7,201
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.180%	6/3/19	310	310
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.250%	6/3/19	10,595	10,595
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.400%	6/7/19	4,090	4,090
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.400%	6/7/19	2,500	2,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.400%	6/7/19	2,700	2,700
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/29	16,000	18,854
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/30	2,775	3,262
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/26	1,970	2,337
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28	2,805	3,114
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	5,000	5,548
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	4,295	4,746
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	2,820	3,526
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	1,585	1,703
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	5,215	6,368
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	1,910	2,376
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,750	4,665
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	4,000	4,297
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,827
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	6,191
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	8,205	9,054
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	3,000	3,695
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	4,745	5,724
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36	3,100	3,432
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36	3,520	3,938

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36		5,000	6,103
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36		5,000	5,781
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/37		5,050	5,626
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		8,000	9,724
	New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37		3,250	3,494
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		5,000	5,551
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		14,190	15,753
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/38		3,000	3,637
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/39		3,000	3,319
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/40		5,000	5,393
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		2,000	2,321
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		5,200	5,541
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		9,410	10,802
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41		2,000	2,318
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		1,410	1,615
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		3,000	3,607
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/46		3,000	3,287
	New York City NY Transitional Finance Authority Building Aid Revenue	3.500%	7/15/47		8,510	8,739
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.440%	6/7/19		2,475	2,475
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	11/1/20	(Prere.)	1,305	1,381
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21	(Prere.)	185	197
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21	(Prere.)	1,225	1,302
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27		2,530	3,021
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29		5,050	6,070
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/30		4,825	5,642
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31		2,500	2,934
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31		5,850	6,505

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	7,300	8,154
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	5,370	6,387
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	12,000	14,688
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	10,275	12,115
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	9,500	11,258
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34	2,195	2,442
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	5,035	5,638
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	10,000	11,572
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/34	3,880	4,349
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	10,000	10,838
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	5,500	6,615
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/35	3,600	3,999
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36	4,000	4,407
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	5,000	5,580
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	11,600	13,338
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37	5,020	5,581
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	5,000	5,856
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	10,000	11,842
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	4,530	5,101
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	4,965	5,906
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/40	7,000	7,837
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41	15,000	17,209
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42	3,505	3,788
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/42	1,845	2,026
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/42	5,000	5,491
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	2,500	2,855
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/43	1,000	1,106

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/44		9,000	9,936
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	2.250%	6/3/19		10,950	10,950
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	2.250%	6/3/19		5,717	5,717
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.400%	6/7/19		20,000	20,000
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35		2,750	3,390
	New York City NY Transitional Finance Authority Revenue	4.000%	8/1/38		4,500	5,032
	New York City NY Transitional Finance Authority Revenue VRDO	2.250%	6/3/19		14,725	14,725
	New York City NY Transitional Finance Authority Revenue VRDO	1.400%	6/7/19		2,500	2,500
	New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33		4,000	4,496
	New York City Transitional Finance Authority Future Tax Secured Revenue VRDO	2.250%	6/3/19		13,600	13,600
	New York City Transitional Finance Authority Future Tax Secured Revenue VRDO	1.420%	6/7/19	LOC	3,380	3,380
	New York Convention Center Development Corp. Revenue	0.000%	11/15/32		2,000	1,366
	New York Convention Center Development Corp. Revenue	0.000%	11/15/33		2,000	1,318
	New York Convention Center Development Corp. Revenue	5.000%	11/15/33		4,345	5,090
	New York Convention Center Development Corp. Revenue	0.000%	11/15/34		3,000	1,897
	New York Convention Center Development Corp. Revenue	0.000%	11/15/36		6,000	3,497
	New York Convention Center Development Corp. Revenue	0.000%	11/15/37		2,340	1,305
	New York Convention Center Development Corp. Revenue	0.000%	11/15/38		3,500	1,872
	New York Convention Center Development Corp. Revenue	0.000%	11/15/39		4,000	2,050
	New York Convention Center Development Corp. Revenue	5.000%	11/15/40		12,915	15,051
	New York Convention Center Development Corp. Revenue	0.000%	11/15/41		8,570	4,046
	New York Convention Center Development Corp. Revenue	0.000%	11/15/44	(4)	11,075	4,739
	New York Convention Center Development Corp. Revenue	5.000%	11/15/45		4,000	4,630
	New York Convention Center Development Corp. Revenue	0.000%	11/15/46		6,915	2,648
1	New York Counties Tobacco Trust Revenue	6.250%	6/1/41		10,000	10,240
	New York Liberty Development Corp. Revenue	5.000%	11/15/31		2,845	3,080
	New York Liberty Development Corp. Revenue	5.000%	12/15/41		11,750	12,687
	New York Liberty Development Corp. Revenue	5.000%	9/15/43		14,360	15,518
	New York Liberty Development Corp. Revenue	5.250%	12/15/43		6,750	7,363
	New York Liberty Development Corp. Revenue	5.125%	1/15/44		24,000	24,522
	New York Liberty Development Corp. Revenue	5.000%	11/15/44		20,000	21,449

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York Liberty Development Corp. Revenue	5.125%	11/15/44		4,200	4,538
New York Liberty Development Corp. Revenue	5.625%	7/15/47		6,055	6,206
New York Liberty Development Corp. Revenue	6.375%	7/15/49		18,225	18,758
New York Liberty Development Corp. Revenue	5.750%	11/15/51		20,000	21,972
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31		5,000	5,459
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/32		5,000	5,454
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/40		4,680	5,100
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	3/15/44		5,965	6,442
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		59,035	77,717
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37		9,610	13,100
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,000	1,057
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,000	1,057
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,150	1,216
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	10,000	10,570
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	765	834
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	1,235	1,346
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	1,000	1,096
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	1,925	2,167
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	1,160	1,306
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	3,325	3,743
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	3,070	3,456
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	2,050	2,344
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		10,085	11,226
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/27		2,240	1,848
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		6,385	7,643
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		4,250	5,088
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/29		6,510	5,002
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		5,000	5,964
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		3,000	3,578

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		3,000	3,640
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31		7,500	8,552
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/32		500	344
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32		7,500	8,497
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32		3,000	3,338
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32		5,000	5,764
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32		1,500	1,652
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		1,575	1,732
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35		3,250	3,791
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35		4,505	5,143
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35		3,000	3,500
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/36		1,045	1,143
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/37		3,000	3,316
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37		5,000	5,731
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38		10,020	11,026
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/39		3,655	4,157
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/41		5,515	6,015
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42		5,010	5,489
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/46		5,000	5,444
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/55		2,045	2,350
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		5,000	5,798
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57		4,000	4,699
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19	(Prere.)	5,000	5,088
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19	(Prere.)	4,000	4,071
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19	(Prere.)	4,000	4,071
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	745	812
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	1,595	1,738

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	5,000	5,448
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26		1,585	1,710
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27		3,405	3,673
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/29		6,975	7,785
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30		2,585	3,228
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31		11,000	12,254
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/31		2,665	3,312
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32		2,500	3,094
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33		10,000	11,233
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34		1,700	2,042
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35		12,020	14,381
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36		8,025	9,574
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/46		5,000	5,879
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47		13,000	15,377
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47		5,000	5,966
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/57		5,865	7,030
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		21,375	22,738
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56		22,000	24,200
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.500%	6/7/19		11,605	11,605
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.670%	6/7/19		7,500	7,500
	New York NY GO	5.000%	8/1/27		5,140	6,478
	New York NY GO	5.000%	8/1/28		4,565	5,728
	New York NY GO	5.000%	12/1/32		1,240	1,559
	New York NY GO	5.000%	3/1/39		5,315	6,416
	New York NY GO	3.500%	4/1/46		3,000	3,125
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21	(Prere.)	1,000	1,076
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/32		1,530	1,782

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/41		11,000	11,729
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/42		13,500	14,713
2	New York State Dormitory Authority Revenue	5.000%	10/1/23		4,150	4,764
2	New York State Dormitory Authority Revenue	5.000%	10/1/24		5,525	6,522
	New York State Dormitory Authority Revenue	5.000%	10/1/27		2,700	3,346
	New York State Dormitory Authority Revenue	5.000%	10/1/28		3,060	3,775
	New York State Dormitory Authority Revenue	5.000%	1/15/29		3,150	3,972
	New York State Dormitory Authority Revenue	5.000%	10/1/29		2,250	2,760
	New York State Dormitory Authority Revenue	5.000%	10/1/29		3,000	3,673
	New York State Dormitory Authority Revenue	5.000%	1/15/30		1,535	1,919
	New York State Dormitory Authority Revenue	5.000%	10/1/30	(4)	7,000	8,722
	New York State Dormitory Authority Revenue	5.000%	10/1/30		2,000	2,434
	New York State Dormitory Authority Revenue	5.000%	1/15/31		5,000	6,205
	New York State Dormitory Authority Revenue	5.000%	7/1/31		1,410	1,808
2	New York State Dormitory Authority Revenue	3.000%	10/1/31		10,000	10,376
	New York State Dormitory Authority Revenue	5.000%	10/1/31		2,000	2,426
	New York State Dormitory Authority Revenue	5.000%	3/15/32		12,390	15,041
	New York State Dormitory Authority Revenue	5.000%	7/1/32		1,040	1,321
2	New York State Dormitory Authority Revenue	3.000%	10/1/32		10,300	10,622
	New York State Dormitory Authority Revenue	5.000%	7/1/33		1,210	1,526
	New York State Dormitory Authority Revenue	5.000%	3/15/35		5,000	6,142
	New York State Dormitory Authority Revenue	4.000%	7/1/35		1,355	1,536
	New York State Dormitory Authority Revenue	5.000%	3/15/36		6,670	8,161
	New York State Dormitory Authority Revenue	5.000%	3/15/39		5,000	6,066
	New York State Dormitory Authority Revenue	4.000%	3/15/47		5,000	5,508
	New York State Dormitory Authority Revenue	4.000%	3/15/48		5,000	5,497
	New York State Dormitory Authority Revenue (Barnard College)	5.000%	7/1/26		750	895
	New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/31		1,100	1,201
	New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/32		1,340	1,458
	New York State Dormitory Authority Revenue (Barnard College)	5.000%	7/1/43		1,185	1,366
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/22	(Prere.)	1,630	1,808
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/22	(Prere.)	1,000	1,109
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/22	(Prere.)	1,210	1,342
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/22	(Prere.)	1,000	1,109
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/29		1,010	1,273
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/30		850	1,059
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	3.000%	7/1/31		2,400	2,469
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/32		900	1,102

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/32		710	756
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	3.000%	7/1/33		2,595	2,624
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/34		700	851
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/35		700	847
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/37		1,705	1,856
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/38		2,200	2,388
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/39		1,305	1,413
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/40		650	702
New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/45		3,500	3,765
New York State Dormitory Authority Revenue (City University System) VRDO	1.370%	6/7/19	LOC	8,405	8,405
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/31		510	618
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/38		5,000	6,167
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/46		1,250	1,475
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/48		12,255	18,236
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/19		250	251
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/20		215	223
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/21		300	320
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/28		540	591
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.500%	7/1/33		1,000	1,135
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/34		350	379
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/42		600	645
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.750%	7/1/43		7,105	8,059
New York State Dormitory Authority Revenue (Fordham University)	5.500%	7/1/21	(Prere.)	3,000	3,259
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28		400	485
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/29		1,300	1,569
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/29		850	1,050
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/30		515	631

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/33	500	556
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/34	1,660	1,836
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/34	755	890
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/35	1,650	1,816
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/35	500	587
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	2,977
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,493
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,335	8,492
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,521
New York State Dormitory Authority Revenue (Long Island University)	5.000%	9/1/26	2,355	2,572
New York State Dormitory Authority Revenue (Long Island University)	5.000%	9/1/27	1,520	1,657
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/27	5,035	6,400
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,100	1,375
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	2,000	2,487
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/32	1,875	2,308
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/34	3,000	3,352
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/35	1,420	1,582
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,081
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/37	1,350	1,490
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/42	5,000	5,904
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/47	16,500	17,976
New York State Dormitory Authority Revenue (Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	742
New York State Dormitory Authority Revenue (Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	652
New York State Dormitory Authority Revenue (Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,003
New York State Dormitory Authority Revenue (Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	501
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	3,000	3,693
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/30	3,000	3,671

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	8/1/37		3,420	3,695
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	8/1/38		3,825	4,118
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York University)	5.150%	7/1/24	(14)	2,000	2,263
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.750%	7/1/20	(Prere.)	1,000	1,047
New York State Dormitory Authority Revenue (New York University Hospitals Center)	6.000%	7/1/20	(Prere.)	1,000	1,050
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/22		910	1,006
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/26		670	777
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/27		670	815
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/28		700	846
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/29		1,500	1,804
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/32		745	880
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/33		400	471
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/28		4,510	5,616
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/29		1,000	1,187
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		1,000	1,181
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		2,000	2,401
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		5,065	6,234
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		6,625	7,277
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/31		865	1,017
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/32		1,000	1,173
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/32		2,500	3,242
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/33		2,365	2,767
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/33		8,845	11,386
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/35		6,030	6,754
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/36		6,025	6,720
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37		4,200	4,614
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37		3,250	3,570

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/42		5,475	6,763
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/42		10,000	10,961
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/43		14,320	15,567
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/45		5,000	5,565
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/48		8,000	9,240
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/49		7,500	9,190
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	2,500	2,673
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	1,000	1,069
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	7,000	7,484
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.250%	5/1/21	(Prere.)	1,000	1,074
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/27		1,595	1,875
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/28		2,000	2,343
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/29		7,910	9,240
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/30		2,000	2,332
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/32		2,500	2,904
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/33		3,500	4,046
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/36		3,000	3,425
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/39		4,000	4,310
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/43		2,050	2,315
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/27		1,200	1,432

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/28		1,300	1,545
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/ 30		1,100	1,292
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/ 31		1,200	1,404
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/ 33		1,000	1,163
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/ 35		1,000	1,154
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/37		1,000	1,147
	New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23	(Prere.)	30	34
	New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23	(Prere.)	30	34
	New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23	(Prere.)	20	23
	New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/25		1,270	1,395
	New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/28		1,470	1,603
	New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/29		1,560	1,694
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		1,695	2,016
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		5,040	6,254
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		5,000	5,782
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		6,000	7,085
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	9/15/30		5,650	7,150
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31		9,130	11,173
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		7,040	8,854
2	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		1,000	1,192
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32		3,240	3,799
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32		13,000	16,268
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33		1,450	1,577
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		5,000	6,028

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		6,615	7,213
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/33		1,750	2,105
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34		5,000	5,573
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/34		5,000	6,098
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/34		3,500	4,200
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35		5,000	5,574
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35		3,510	4,194
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35		5,030	6,020
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35		4,305	5,082
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36		3,000	3,571
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36		1,000	1,180
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		7,860	9,463
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		11,600	12,589
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		5,000	5,963
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/37		5,000	5,684
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38		7,450	8,856
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38		3,705	4,209
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/38		5,000	6,245
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		5,030	5,803
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40		9,190	10,978
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40		11,030	11,939
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/41		5,000	5,666
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42		1,500	1,762
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/44		15,000	16,417
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/48		10,890	11,989
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/19	(Prere.)	3,750	3,760
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/23		400	453

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/25		500	581
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/27		420	509
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/28		1,000	1,148
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/29		1,010	1,212
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/29		500	572
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/30		500	596
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/31		500	593
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/34		2,000	2,266
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/39		1,205	1,393
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/39		1,750	1,968
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/38		2,275	2,470
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/42		3,000	3,254
New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/33		2,670	2,936
New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/34		2,720	2,988
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		1,425	1,772
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		1,000	1,110
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	(4)	1,000	1,175
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	(4)	1,000	1,159
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	(4)	1,500	1,736
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/31	(4)	750	860
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/32	(4)	1,000	1,149
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/33		600	717
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/33	(4)	1,000	1,146
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/34		520	627
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/34	(4)	1,000	1,141
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/26		740	881
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/27		650	771

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/44		2,500	2,752
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/26		1,300	1,472
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/29		2,250	2,468
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/31		1,000	1,227
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.250%	7/1/31		2,500	2,847
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/32		1,825	2,230
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/35		2,000	2,413
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/36		1,500	1,803
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/27		5,035	5,526
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28		3,000	3,291
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30		505	617
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/31		1,000	1,117
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31		1,750	1,918
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32		575	695
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/33		1,200	1,334
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/42		2,000	2,178
New York State Dormitory Authority Revenue (The New School)	5.250%	7/1/20	(Prere.)	3,000	3,126
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/20	(Prere.)	5,000	5,223
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20	(Prere.)	5,575	5,853
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/40		3,000	3,401
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/41		6,685	7,754
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/45		3,000	3,388
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/46		9,110	10,562
New York State Dormitory Authority Revenue (Yeshiva University)	4.000%	9/1/19	(Prere.)	15	15
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	65	66
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	20	20
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	350	353

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	130	131
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	10	10
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	5	5
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	55	55
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	20	20
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/21	(ETM)	285	310
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/21	(Prere.)	370	402
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31		8,975	10,355
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32		8,225	9,794
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32		2,650	3,048
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33		5,000	5,738
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33		4,840	5,744
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34		5,000	5,718
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		5,240	5,975
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		5,000	6,038
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		7,995	9,092
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		10,020	12,260
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		5,000	5,971
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		1,000	1,203
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		5,000	5,677
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		3,600	4,316
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		1,200	1,340
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		5,000	6,080
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41		10,000	11,875
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42		12,280	14,554
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42		5,000	5,808
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43		4,085	4,838

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	13,685	15,231
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	12,885	14,252
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	7,570	8,260
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.440%	6/7/19	7,800	7,800
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	4,000	4,394
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/31	1,335	1,666
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/34	1,000	1,229
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/35	1,400	1,712
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/36	1,000	1,219
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/37	1,400	1,698
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/41	1,000	1,206
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/42	1,000	1,205
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30	3,045	3,733
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31	5,870	6,643
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	5,000	5,949
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	5,000	5,645
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	2,515	3,104
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33	4,000	4,917
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	4,145	4,778
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35	3,000	3,599
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35	2,500	3,055

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/36		2,500	2,771
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/37		5,610	6,277
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/41		3,000	3,552
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/42		11,310	13,590
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/46		5,435	5,942
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	9/15/40		2,370	2,742
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	3/15/45		5,000	5,771
New York State Environmental Facilities Corp. Water Facilities Revenue (United Water New Rochelle Inc. Project)	4.875%	9/1/40		4,000	4,136
New York State Housing Finance Agency Affordable Housing Revenue	3.625%	11/1/33		1,340	1,426
New York State Housing Finance Agency Affordable Housing Revenue	3.550%	11/1/39		1,000	1,038
New York State Housing Finance Agency Affordable Housing Revenue	3.550%	11/1/39		1,000	1,038
New York State Housing Finance Agency Affordable Housing Revenue	3.250%	11/1/41		3,145	3,174
New York State Housing Finance Agency Affordable Housing Revenue	3.850%	11/1/43		2,380	2,502
New York State Housing Finance Agency Affordable Housing Revenue	3.850%	11/1/43		1,140	1,198
New York State Housing Finance Agency Affordable Housing Revenue	3.875%	11/1/48		1,830	1,918
New York State Housing Finance Agency Affordable Housing Revenue	3.900%	11/1/48		1,665	1,742
New York State Housing Finance Agency Affordable Housing Revenue	3.950%	11/1/48		1,500	1,575
New York State Housing Finance Agency Housing Revenue (100 Maiden Lane) VRDO	1.400%	6/7/19	LOC	18,430	18,430
New York State Housing Finance Agency Revenue	3.250%	11/1/31		1,250	1,319
New York State Housing Finance Agency Revenue	3.650%	11/1/32		1,000	1,061
New York State Housing Finance Agency Revenue	3.800%	11/1/43		2,325	2,436
New York State Housing Finance Agency Revenue	3.875%	11/1/48		2,635	2,762
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	1.400%	6/7/19		12,800	12,800
New York State Mortgage Agency Homeowner Mortgage Revenue	4.100%	10/1/38		4,300	4,640

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Mortgage Agency Homeowner Mortgage Revenue	3.750%	10/1/43		3,400	3,544
	New York State Mortgage Agency Homeowner Mortgage Revenue	3.800%	10/1/48		10,170	10,555
	New York State Thruway Authority Revenue	5.000%	1/1/28		5,215	6,173
	New York State Thruway Authority Revenue	5.000%	1/1/29		4,040	4,764
	New York State Thruway Authority Revenue	5.000%	1/1/29		1,220	1,467
	New York State Thruway Authority Revenue	5.000%	1/1/30		2,650	3,115
	New York State Thruway Authority Revenue	5.000%	1/1/30		1,700	2,035
	New York State Thruway Authority Revenue	5.000%	1/1/30		4,000	4,334
	New York State Thruway Authority Revenue	5.000%	1/1/31		5,500	6,431
	New York State Thruway Authority Revenue	5.000%	1/1/31		2,900	3,462
	New York State Thruway Authority Revenue	5.000%	1/1/31		8,500	9,200
	New York State Thruway Authority Revenue	5.000%	1/1/32		4,115	4,797
	New York State Thruway Authority Revenue	5.000%	1/1/32		2,970	3,525
	New York State Thruway Authority Revenue	5.000%	1/1/33		2,340	2,769
	New York State Thruway Authority Revenue	5.000%	1/1/33		1,800	2,224
	New York State Thruway Authority Revenue	5.000%	1/1/34		2,865	3,522
	New York State Thruway Authority Revenue	5.000%	1/1/35		3,100	3,793
	New York State Thruway Authority Revenue	4.000%	1/1/36		1,250	1,395
	New York State Thruway Authority Revenue	5.000%	1/1/37		9,050	9,753
	New York State Thruway Authority Revenue	4.000%	1/1/38		1,255	1,353
	New York State Thruway Authority Revenue	5.000%	1/1/41		2,500	2,904
	New York State Thruway Authority Revenue	5.000%	1/1/42		9,765	10,506
	New York State Thruway Authority Revenue	5.000%	3/15/42		4,105	4,886
	New York State Thruway Authority Revenue	5.000%	1/1/46		5,000	5,778
	New York State Thruway Authority Revenue	5.000%	1/1/51		5,700	6,524
	New York State Thruway Authority Revenue	5.250%	1/1/56		7,400	8,551
1	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund) TOB VRDO	1.440%	6/7/19		3,300	3,300
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/31		1,500	1,682
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29		12,340	13,909
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		3,410	4,094
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32		5,000	5,736
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		3,000	3,357
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/40		5,000	5,968
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/43		10,000	11,064
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/48		5,000	5,496
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.410%	6/7/19		8,310	8,310
	Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/26		320	349
	Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/30		2,750	2,982
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.500%	6/7/19	LOC	2,500	2,500

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Onondaga County NY Civic Development Corp. Revenue (Jewish Home of Central New York Obligated Group)	5.500%	3/1/24		3,000	3,072
Onondaga County NY Civic Development Corp. Revenue (Jewish Home of Central New York Obligated Group)	5.250%	3/1/31		2,000	2,019
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/28		450	521
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/29		475	549
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/30		450	516
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/32		1,000	1,075
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/33		575	651
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/35		635	715
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/40		1,940	2,159
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/42		1,780	1,892
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/45		2,450	2,722
Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19	(Prere.)	6,000	6,016
Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35		1,140	1,339
Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36		1,475	1,729
Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40		1,200	1,392
Onondaga County NY Trust For Cultural Resources Revenue (Syracuse University Project)	5.000%	12/1/31		1,000	1,149
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/32		510	605
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/33		540	638
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/34		565	664
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/35		595	696
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/36		625	729
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/37		355	413
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/38		285	330
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/43		1,000	1,151

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Otsego County NY Capital Resource Corp. Revenue (Hartwick College)	4.000%	10/1/19	650	652
	Otsego County NY Capital Resource Corp. Revenue (Hartwick College)	5.000%	10/1/20	655	670
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/29	3,500	4,227
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/32	5,010	6,299
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	1,750	2,088
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/34	1,290	1,493
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/35	3,015	3,703
	Port Authority of New York & New Jersey Revenue	5.250%	7/15/36	4,000	4,232
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/38	1,750	1,954
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	13,000	15,235
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/42	3,000	3,617
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/43	10,000	11,045
	Port Authority of New York & New Jersey Revenue	5.000%	5/1/45	8,765	10,103
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/46	3,000	3,548
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/47	8,000	9,600
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/48	9,250	11,209
3	Port Authority of New York & New Jersey Revenue	5.250%	10/15/55	7,750	9,079
3	Port Authority of New York & New Jersey Revenue	5.250%	11/15/56	10,000	11,870
	Port Authority of New York & New Jersey Revenue	5.000%	4/15/57	2,000	2,343
	Port Authority of New York & New Jersey Revenue	5.000%	5/15/57	2,000	2,365
	Port Authority of New York & New Jersey Revenue	5.250%	11/15/57	11,450	13,792
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/32	220	271
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/33	175	216
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/34	225	277
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/35	225	275
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/36	500	609
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/38	300	362

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/43		3,550	4,222
Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/48		4,520	5,366
Schenectady NY Public Improvement GO	3.000%	5/1/31	(4)	635	664
Schenectady NY Public Improvement GO	3.000%	5/1/32	(4)	1,205	1,247
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/28		310	372
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/29		660	791
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/31		450	534
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/34		830	976
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/35		1,510	1,774
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/36		545	639
St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43		8,870	9,680
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	(Prere.)	1,570	1,686
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28		14,180	15,159
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28		1,500	1,704
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/29		3,000	3,396
Suffolk County NY GO	5.000%	10/15/25	(4)	3,300	3,997
Suffolk County NY GO	5.000%	10/15/26	(4)	1,150	1,425
Suffolk County NY GO	4.000%	10/15/27	(15)	4,900	5,772
Suffolk County NY GO	4.000%	10/15/27	(4)	2,410	2,807
Suffolk County NY GO	4.000%	10/15/28	(15)	3,850	4,519
Suffolk County NY Judicial Facilities Agency Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33		7,900	8,682
Suffolk County NY Water Authority Water System Revenue	3.250%	6/1/43		580	594
Suffolk NY Tobacco Asset Securitization Corp. Revenue	5.000%	6/1/32		2,675	2,824
Suffolk NY Tobacco Asset Securitization Corp. Revenue	5.250%	6/1/37		3,300	3,498
Syracuse NY Industrial Development Agency Revenue (Syracuse City School District Project)	4.000%	5/1/33		1,000	1,149
Syracuse NY Industrial Development Agency Revenue (Syracuse City School District Project)	4.000%	5/1/34		1,200	1,373

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Syracuse NY Industrial Development Agency Revenue (Syracuse City School District Project)	4.000%	5/1/35	1,000	1,139
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26	3,010	3,536
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28	4,650	5,501
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	5,000	5,872
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/30	5,225	6,079
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/32	1,015	1,166
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/33	5,000	5,709
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	6,000	6,821
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/36	5,835	6,598
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/41	5,500	5,977
Tompkins County NY Development Corp. Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,817
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/29	2,620	2,022
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	725	863
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	500	592
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	2,230	2,767
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/31	5,000	3,568
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	3,010	3,634
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	5,000	6,698
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	6,990	7,893
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	3,000	2,071
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	2,000	2,347
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	1,540	1,884
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	3,145	3,830
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	5,000	6,225
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	5,010	5,960
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,500	2,940

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	5,010	6,036
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38	3,000	3,601
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/40	2,525	2,924
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/41	7,500	8,813
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	7,515	9,041
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	4,600	5,484
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/43	10,000	12,122
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/44	6,325	7,657
	Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/45	4,000	4,680
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/47	5,835	6,925
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels)	4.000%	11/15/48	10,000	10,993
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,131
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,161
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,187
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,195
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,904
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,186
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,840	1,912
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,796
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/30	10,000	11,468
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31	7,000	8,015
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	9,650	11,066
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	7,755	9,260
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	3,150	3,608
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	5,185	5,930
3	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	23,700	28,030

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/38		3,010	3,671
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/39		3,000	3,656
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/40		3,000	3,647
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41		22,400	25,460
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41		3,000	3,636
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20	(Prere.)	85	90
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20	(Prere.)	1,865	1,989
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21		2,500	2,682
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/25		1,810	1,937
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30		11,710	12,429
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30		15	16
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37		235	249
Westchester County NY Local Development Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28		1,350	1,452
Westchester County NY Local Development Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34		1,555	1,655
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/20		280	290
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/21		425	454
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/22		400	440
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/23		425	480
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/24		250	289
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/25		260	308
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/26		290	345
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/27		270	320

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/28	280	331
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/29	250	294
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/34	200	232
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/42	450	514
Westchester County NY Local Development Corp. Revenue (Pace University)	5.000%	5/1/34	12,650	13,863
Westchester County NY Local Development Corp. Revenue (Pace University)	5.500%	5/1/42	6,250	6,916
Westchester County NY Local Development Corp. Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,275	1,476
Westchester County NY Local Development Corp. Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/47	1,045	1,198
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,167
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,164
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,157
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,832
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	15,865	17,627
				4,856,564
Guam (0.2%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/27	450	509
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/29	1,000	1,109
Guam Power Authority Revenue	5.000%	10/1/31	5,980	6,882
				8,500
Puerto Rico (0.0%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	20	17
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	203	154
				171
Total Tax-Exempt Municipal Bonds (Cost $4,602,574)				4,865,235

New York Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.6%)
Other Assets
Investment in Vanguard	231
Receivables for Investment Securities Sold	11,457
Receivables for Accrued Income	54,214
Receivables for Capital Shares Issued	3,647
Variation Margin Receivable—Futures Contracts	819
Other Assets	528
Total Other Assets	70,896
Liabilities
Payables for Investment Securities Purchased	(33,318)
Payables for Capital Shares Redeemed	(2,233)
Payables for Distributions	(3,333)
Payables to Vanguard	(2,719)
Variation Margin Payable—Futures Contracts	(810)
Total Liabilities	(42,413)
Net Assets (100%)	4,893,718

At May 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	4,629,613
Total Distributable Earnings (Loss)	264,105
Net Assets	4,893,718

Investor Shares—Net Assets
Applicable to 43,235,453 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	514,768
Net Asset Value Per Share—Investor Shares	$11.91

Admiral Shares—Net Assets
Applicable to 367,788,325 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,378,950
Net Asset Value Per Share—Admiral Shares	$11.91

•   See Note A in Notes to Financial Statements.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $62,410,000, representing 1.3% of net assets.

2   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019.

3   Securities with a value of $1,457,000 have been segregated as initial margin for open futures contracts.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	1,519	326,087	1,591

Short Futures Contracts
5-Year U.S. Treasury Note	September 2019	(732)	(85,913)	(469)
10-Year U.S. Treasury Note	September 2019	(397)	(50,320)	(485)
30-Year U.S. Treasury Bond	September 2019	(76)	(11,683)	(187)
Ultra Long U.S. Treasury Bond	September 2019	(50)	(8,789)	(239)
				(1,380)
				211

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Interest	75,530
Total Income	75,530
Expenses
The Vanguard Group—Note B
Investment Advisory Services	330
Management and Administrative—Investor Shares	320
Management and Administrative—Admiral Shares	1,435
Marketing and Distribution—Investor Shares	30
Marketing and Distribution—Admiral Shares	98
Custodian Fees	7
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	1
Total Expenses	2,238
Net Investment Income	73,292
Realized Net Gain (Loss)
Investment Securities Sold	3,393
Futures Contracts	861
Realized Net Gain (Loss)	4,254
Change in Unrealized Appreciation (Depreciation)
Investment Securities	230,443
Futures Contracts	102
Change in Unrealized Appreciation (Depreciation)	230,545
Net Increase (Decrease) in Net Assets Resulting from Operations	308,091

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	73,292	145,983
Realized Net Gain (Loss)	4,254	10,352
Change in Unrealized Appreciation (Depreciation)	230,545	(133,939)
Net Increase (Decrease) in Net Assets Resulting from Operations	308,091	22,396
Distributions
Net Investment Income
Investor Shares	(7,223)	(14,523)
Admiral Shares	(66,027)	(131,460)
Realized Capital Gain[1]
Investor Shares	(943)	(2,221)
Admiral Shares	(8,644)	(18,905)
Total Distributions	(82,837)	(167,109)
Capital Share Transactions
Investor Shares	66,762	(24,058)
Admiral Shares	220,187	157,745
Net Increase (Decrease) from Capital Share Transactions	286,949	133,687
Total Increase (Decrease)	512,203	(11,026)
Net Assets
Beginning of Period	4,381,515	4,392,541
End of Period	4,893,718	4,381,515

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $150,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.34	$11.71	$11.49	$11.84	$11.77	$11.11
Investment Operations
Net Investment Income	.181 [1]	.369 [1]	.372 [1]	.384	.390	.404
Net Realized and Unrealized Gain (Loss) on Investments	.595	(.314)	.282	(.343)	.070	.660
Total from Investment Operations	.776	.055	.654	.041	.460	1.064
Distributions
Dividends from Net Investment Income	(.181)	(.369)	(.372)	(.380)	(.390)	(.404)
Distributions from Realized Capital Gains	(.025)	(.056)	(.062)	(.011)	—	—
Total Distributions	(.206)	(.425)	(.434)	(.391)	(.390)	(.404)
Net Asset Value, End of Period	$11.91	$11.34	$11.71	$11.49	$11.84	$11.77

Total Return[2]	6.91%	0.48%	5.76%	0.24%	3.97%	9.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$515	$425	$464	$460	$423	$417
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.14%	3.21%	3.18%	3.18%	3.26%	3.57%
Portfolio Turnover Rate	17%	18%	16%	18%	17%	27%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1     Calculated average shares outstanding.

2     Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.34	$11.71	$11.49	$11.84	$11.77	$11.11
Investment Operations
Net Investment Income	.186 [1]	.378 [1]	.384 [1]	.396	.400	.413
Net Realized and Unrealized Gain (Loss) on Investments	.595	(.314)	.282	(.343)	.070	.660
Total from Investment Operations	.781	.064	.666	.053	.470	1.073
Distributions
Dividends from Net Investment Income	(.186)	(.378)	(.384)	(.392)	(.400)	(.413)
Distributions from Realized Capital Gains	(.025)	(.056)	(.062)	(.011)	—	—
Total Distributions	(.211)	(.434)	(.446)	(.403)	(.400)	(.413)
Net Asset Value, End of Period	$11.91	$11.34	$11.71	$11.49	$11.84	$11.77

Total Return[2]	6.95%	0.56%	5.87%	0.34%	4.06%	9.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,379	$3,956	$3,929	$3,527	$3,547	$3,187
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.22%	3.29%	3.28%	3.28%	3.34%	3.65%
Portfolio Turnover Rate	17%	18%	16%	18%	17%	27%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1     Calculated based on average shares outstanding.

2     Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.    The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented 6% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.    In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $231,000, representing 0.00% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

New York Long-Term Tax-Exempt Fund

C.    Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,865,235	—
Futures Contracts—Assets[1]	819	—	—
Futures Contracts—Liabilities[1]	(810)	—	—
Total	9	4,865,235	—

1 Represents variation margin on the last day of the reporting period.

D.    As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,605,528
Gross Unrealized Appreciation	261,409
Gross Unrealized Depreciation	(1,491)
Net Unrealized Appreciation (Depreciation)	259,918

E.    During the six months ended May 31, 2019, the fund purchased $567,978,000 of investment securities and sold $365,754,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2019, such purchases and sales were $118,245,000 and $114,355,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

New York Long-Term Tax-Exempt Fund

F.    Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2019		November 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	113,711	9,810	118,256	10,269
Issued in Lieu of Cash Distributions	6,940	597	14,212	1,234
Redeemed	(53,889)	(4,660)	(156,526)	(13,631)
Net Increase (Decrease)—Investor Shares	66,762	5,747	(24,058)	(2,128)
Admiral Shares
Issued	561,622	48,514	785,715	68,307
Issued in Lieu of Cash Distributions	54,185	4,666	109,806	9,538
Redeemed	(395,620)	(34,289)	(737,776)	(64,409)
Net Increase (Decrease)—Admiral Shares	220,187	18,891	157,745	13,436

G.   Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

P.O. Box 2600
Valley Forge, PA 19482-2600

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Fund Information > 800-662-7447

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q762 072019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  July 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 18, 2019

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.